Discontinued operations (Details 2) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Discontinued operations
Total current assets		¥ 271,278			¥ 5,477,869		$ 38,967
Total non-current assets		2,398			969,145		344
Total current liabilities		2,156			2,465,713		310
Total non-current liabilities		961			5,818		$ 138
Operating expenses:
Net (loss)/income from discontinued operations		7,962,519		$ 1,143,744	(2,138,682)	¥ (834,454)
Net cash (used in)/provided by discontinued operating activities		305,487		43,880	(1,243,966)	(2,975,214)
Net cash provided by/ (used in) discontinued investing activities		(832,252)		$ (119,546)	1,430,181	3,101,239
Kaola e-commerce business | Discontinued operations, disposed of by sale
Discontinued operations
Cash and cash equivalents					400,747
Restricted cash					125,290
Accounts receivable, net					169,794
Inventories, net					3,952,208
Prepayments and other current assets					493,563
Total current assets					5,141,602
Property, equipment and software, net					705,432
Land use rights, net					231,058
Other long-term assets					31,248
Total non-current assets					967,738
Total assets					6,109,340
Accounts payable					1,183,143
Salary and welfare payables					188,683
Taxes payable					11,212
Deferred revenue					234,770
Accrued liabilities and other payables					843,073
Total current liabilities					2,460,881
Deferred tax liabilities					1,083
Other long-term payable					4,735
Total non-current liabilities					5,818
Total liabilities					2,466,699
Net revenues		10,571,406	[1]		15,977,878	9,664,664
Cost of revenues		(9,620,388)	[1]		(14,920,531)	(8,795,012)
Gross profit		951,018	[1]		1,057,347	869,652
Operating expenses:
Selling and marketing expenses		(1,258,413)	[1]		(2,614,760)	(1,452,983)
General and administrative expenses		(79,985)	[1]		(112,902)	(48,016)
Research and development expenses		(326,127)	[1]		(414,090)	(209,755)
Total operating expenses		(1,664,525)	[1]		(3,141,752)	(1,710,754)
Operating loss		(713,507)	[1]		(2,084,405)	(841,102)
Other income/(expenses):		(69,282)	[1]		(48,246)	13,023
Loss from discontinued operations		(782,789)	[1]		(2,132,651)	(828,079)
Income tax		(5,857)	[1]		(6,031)	(6,375)
Loss from discontinued operations, net of tax		(788,646)	[1]		(2,138,682)	(834,454)
Gains on disposal, net of tax	[1]	8,751,165
Net (loss)/income from discontinued operations		7,962,519	[1]		(2,138,682)	(834,454)
Net cash (used in)/provided by discontinued operating activities		305,487	[1]		(1,243,966)	(2,975,214)
Net cash provided by/ (used in) discontinued investing activities		¥ (832,252)	[1]		¥ 1,430,181	¥ 3,101,239

[1]	Included financial results of discontinued operations from January 1, 2019 to September 6, 2019.